Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (855)	£ 246		£ (435)
Actuarial losses/(gains) arising from changes in demographic assumptions	42	(56)		(151)
Actuarial (gains)/losses arising from experience adjustments	(42)	15		(11)
Actuarial losses/(gains) arising from changes in financial assumptions	1,377	(675)		700
Pension remeasurement	£ 522	£ (470)	[1]	£ 103	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.